leases	12 Months Ended
Dec. 31, 2018
leases
leases

19   leases

We occupy leased premises in various locations and have the right of use of land, buildings and equipment under operating leases. Most of our leases for real estate that we use for office or network (including wireless site) purposes typically have extension options which we use to protect our investment in leasehold improvements (including wireless site equipment)and to mitigate relocation risk, and/or which reflect the importance of the underlying right-of-use lease assets to our operations. Our judgment of lease terms for leased real estate utilized in connection with our telecommunications infrastructure, more so than for any other leased asset, routinely includes periods covered by options to extend the lease terms, as we are reasonably certain to extend such leases.

For the year ended December 31, 2018, operating lease expenses, which are net of the amortization of deferred gains on the sale-leaseback of buildings and the occupancy costs associated with leased real estate, were $243 million (2017 – $245 million); occupancy costs associated with leased real estate totalled $99 million (2017 – $90 million).

As referred to in Note 16, we have consolidated our administrative real estate holdings and, in some instances, this has resulted in subletting land and buildings. The future minimum lease payments under operating leases are as follows:

	2018			2017
	Operating	Operating		Operating	Operating
	leases with	leases with		leases with	leases with
As at December 31 (millions)	arm’s-length	related party		arm’s-length	related party
Years ending	lessors [1]	lessors [2]	Total	lessors [1]	lessors [2]	Total
1 year hence	$240	$2	$242	$218	$6	$224
2 years hence	222	6	228	191	12	203
3 years hence	195	6	201	169	13	182
4 years hence	161	6	167	147	13	160
5 years hence	139	6	145	122	13	135
Thereafter	681	112	793	534	208	742
	$1,638	$138	$1,776	$1,381	$265	$1,646
1

Immaterial amounts for minimum lease receipts from sublet land and buildings have been netted against the minimum lease payments in this table. Minimum lease payments exclude occupancy costs and thus will differ from future amounts reported for operating lease expenses. As at December 31, 2018, commitments for occupancy costs under operating leases totalled $813 (2017 – $816).

2

As set out in Note 21(c), we have entered into leases with real estate joint ventures. This table includes 100% of the minimum lease payment amounts due under these leases; of the total, $46 (2017 – $109) is due to our economic interest in the real estate joint venture and $92 (2017 – $156) is due to our partners’ economic interests in the real estate joint venture.

Of the total amount above as at December 31, 2018:

•

Approximately 28% (2017 – 33%) was in respect of our five largest leases, all of which were for office premises over various terms, with expiry dates ranging from 2024 to 2039 (2017 – ranging from 2024 to 2036); the weighted average remaining term of these leases is approximately 13 years (2017 – 13 years).

•	Approximately 34% (2017 – 29%) was in respect of wireless site leases; the weighted average remaining term of these leases is approximately 14 years (2017 –14 years).

See Note 2(b) for details of significant changes to IFRS-IASB which are not yet effective and have not yet been applied, but which will significantly affect the timing of the recognition of operating lease expenses and their recognition in the Consolidated statement of financial position, as well as their classification in the Consolidated statement of income and other comprehensive income and the Consolidated statement of cash flows.